Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 360.0
Property, plant and equipment at end of period	1,054.9	$ 360.0
Expenditures recognised property under construction	$ 119.6	$ 43.6
Minimum
Property, plant and equipment
Capitalisation rate of borrowing costs eligible for capitalisation	3.40%	3.30%
Maximum
Property, plant and equipment
Capitalisation rate of borrowing costs eligible for capitalisation	4.60%	3.80%
Land and buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 179.2
Property, plant and equipment at end of period	178.4	$ 179.2
Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	26.8
Property, plant and equipment at end of period	80.6	26.8
Equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	136.9
Property, plant and equipment at end of period	173.8	136.9
Satellites
Property, plant and equipment
Property, plant and equipment at end of period	562.4
Furniture and fixtures
Property, plant and equipment
Property, plant and equipment at beginning of period	3.6
Property, plant and equipment at end of period	4.4	3.6
Computer hardware
Property, plant and equipment
Property, plant and equipment at beginning of period	13.5
Property, plant and equipment at end of period	55.3	13.5
Cost
Property, plant and equipment
Property, plant and equipment at beginning of period	547.8	506.2
Additions	695.8	41.6
Acquired from business combination (note 9)	58.3
Disposals	(2.1)	(2.7)
Foreign currency translation	6.5	2.7
Property, plant and equipment at end of period	1,306.3	547.8
Cost | Land and buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	194.4	191.0
Additions	0.5	3.0
Acquired from business combination (note 9)	2.3
Foreign currency translation	1.0	0.4
Property, plant and equipment at end of period	198.2	194.4
Cost | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	47.2	31.7
Additions	42.0	15.2
Acquired from business combination (note 9)	15.7
Disposals	(0.1)	(0.2)
Foreign currency translation	1.0	0.5
Property, plant and equipment at end of period	105.8	47.2
Cost | Equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	247.6	232.2
Additions	35.0	15.3
Acquired from business combination (note 9)	24.9
Disposals	(0.3)	(0.6)
Foreign currency translation	1.4	0.7
Property, plant and equipment at end of period	308.6	247.6
Cost | Satellites
Property, plant and equipment
Additions	577.9
Acquired from business combination (note 9)	6.3
Property, plant and equipment at end of period	584.2
Cost | Furniture and fixtures
Property, plant and equipment
Property, plant and equipment at beginning of period	9.4	7.4
Additions	1.2	1.9
Acquired from business combination (note 9)	0.3
Disposals		(0.1)
Foreign currency translation	0.3	0.2
Property, plant and equipment at end of period	11.2	9.4
Cost | Computer hardware
Property, plant and equipment
Property, plant and equipment at beginning of period	49.2	43.9
Additions	39.2	6.2
Acquired from business combination (note 9)	8.8
Disposals	(1.7)	(1.8)
Foreign currency translation	2.8	0.9
Property, plant and equipment at end of period	98.3	49.2
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment at beginning of period	(187.8)	(154.9)
Depreciation expense	61.1	34.0
Disposals	2.0	2.6
Foreign currency translation	(4.5)	(1.5)
Property, plant and equipment at end of period	(251.4)	(187.8)
Accumulated depreciation | Land and buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	(15.2)	(11.1)
Depreciation expense	4.3	4.0
Foreign currency translation	(0.3)	(0.1)
Property, plant and equipment at end of period	(19.8)	(15.2)
Accumulated depreciation | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(20.4)	(17.2)
Depreciation expense	4.2	3.2
Disposals	0.1	0.2
Foreign currency translation	(0.7)	(0.2)
Property, plant and equipment at end of period	(25.2)	(20.4)
Accumulated depreciation | Equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(110.7)	(89.0)
Depreciation expense	22.9	21.8
Disposals	0.2	0.5
Foreign currency translation	(1.4)	(0.4)
Property, plant and equipment at end of period	(134.8)	(110.7)
Accumulated depreciation | Satellites
Property, plant and equipment
Depreciation expense	21.8
Property, plant and equipment at end of period	(21.8)
Accumulated depreciation | Furniture and fixtures
Property, plant and equipment
Property, plant and equipment at beginning of period	(5.8)	(5.1)
Depreciation expense	0.8	0.7
Disposals		0.1
Foreign currency translation	(0.2)	(0.1)
Property, plant and equipment at end of period	(6.8)	(5.8)
Accumulated depreciation | Computer hardware
Property, plant and equipment
Property, plant and equipment at beginning of period	(35.7)	(32.5)
Depreciation expense	7.1	4.3
Disposals	1.7	1.8
Foreign currency translation	(1.9)	(0.7)
Property, plant and equipment at end of period	$ (43.0)	$ (35.7)